Goodwill and Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) Multiple	Dec. 31, 2019 CAD ($) Multiple
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss recognised in profit or loss good will | $	$ 0	$ 0
Price-to-earnings multiples | Multiple	10.7	10.3
Canada [member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	26.50%	26.50%
U.S. [member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	21.00%	21.00%
Japan [Member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	28.00%	28.00%
Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections	0.00%	0.00%
After-tax discount rate applied to cash flow projections	8.00%	7.50%
Pre-tax discount rate applied to cash flow projections	10.00%	9.40%
Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections	10.00%	20.00%
After-tax discount rate applied to cash flow projections	10.00%	10.00%
Pre-tax discount rate applied to cash flow projections	12.50%	12.50%